Note 13 - Total Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	Before-Tax Amount	Tax (Expense)/ Benefit	Net-of-Tax Amount
	A$	A$	A$

Year Ended December 31, 2024
Foreign currency translation reserve	(13,155)	0	(13,155)
Other comprehensive loss	(13,155)	0	(13,155)

Year Ended December 31, 2023
Foreign currency translation reserve	(40,454)	0	(40,454)
Other comprehensive loss	(40,454)	0	(40,454)